Summary of Restricted Share Units Activity, LVSC 2004 Equity Plan (Details) - LVSC 2004 Equity Plan [Member] - Restricted stock units [Member] shares in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Summary of restricted share units activity [Line Items]
Unvested, beginning balance (in shares) | shares	0	35	46
Granted (in shares) | shares	0	0	0
Vested (in shares) | shares	0	(35)	(11)
Unvested, ending balance (in shares) | shares	0	0	35
Unvested, weighted average grant date fair value, beginning balance (in usd per share) | $	$ 0.00	$ 64.78	$ 62.73
Granted, weighted average grant date fair value, beginning balance (in usd per share) | $	0.00	0.00	0.00
Vested, weighted average grant date fair value, beginning balance (in usd per share) | $	0.00	64.78	56.07
Unvested, weighted average grant date fair value, ending balance (in usd per share) | $	$ 0.00	$ 0.00	$ 64.78